RCM Dynamic Multi-Asset Plus VIT Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
Investment Objective
The Portfolio seeks long term capital appreciation.

Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of AllianzIM Funds or Variable Contracts (each as defined below) through which investors may invest indirectly into the Portfolio. If it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment): None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RCM Dynamic Multi-Asset Plus VIT Portfolio RCM Dynamic Multi-Asset Plus VIT Portfolio
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.98%
Acquired Fund Fees and Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.99%	[1]
Expense Reductions	(0.79%)	[2]
Total Annual Portfolio Operating Expenses After Expense Reductions	1.20%	[2]
[1]	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table included in the Portfolio's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	Total Annual Portfolio Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Portfolio through April 30, 2020 to the extent that Total Annual Portfolio Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, plus the Portfolio's Acquired Fund Fees and Expenses, exceed 1.20% for the Portfolio. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust (based on approval by the Board) upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Portfolio shares for the time periods indicated, your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Portfolio Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Portfolio Operating Expenses. These Examples do not take into account the fees and expenses of AllianzIM Funds or Variable Contracts (each as defined below) through which investors may invest indirectly into the Portfolio. If they did, expenses would be higher.

Expense Example	1 Year	3 Years	5 Years	10 Years
RCM Dynamic Multi-Asset Plus VIT Portfolio | RCM Dynamic Multi-Asset Plus VIT Portfolio | USD ($)	122	548	1,000	2,253

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Portfolio’s portfolio turnover rate for the fiscal year ended December 31, 2018 was 49% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Examples above, can adversely affect the Portfolio’s investment performance.

Principal Investment Strategies
The Portfolio seeks to achieve its investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes.

The Portfolio invests directly and indirectly in a globally diverse combination of equity securities and fixed income securities, in each case including emerging market securities. The Portfolio’s baseline long-term asset allocation consists of 60% to equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the Portfolio is managed. The portfolio managers will typically over- or under-weight the Portfolio against this baseline long-term allocation, depending upon the portfolio managers’ views of the relative attractiveness of the investment opportunities available, which will change over time. The Portfolio may invest significantly below its target with respect to the Equity Component and significantly above its target with respect to the Fixed Income Component. Under normal circumstances, the Portfolio will not invest more than 20% of its assets in any combination of the following asset classes: high yield debt (commonly known as “junk bonds”), bank loans, global bonds, emerging markets equities, emerging markets debt, Treasury Inflation-Protected Securities (“TIPS”) and real estate-related securities, including U.S. and non-U.S. real estate investment trusts (“REITs”). The Portfolio may either invest directly in these different asset classes or indirectly through derivatives and other instruments, such as through investments in mutual funds or exchange-traded funds (“ETFs”). Under normal circumstances, the Portfolio currently expects to obtain investment exposures primarily through indirect, passive instruments.

In making fixed income investments, the portfolio managers are not subject to any restriction with respect to duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. While the Portfolio’s fixed income securities are predominantly U.S. dollar denominated, the portfolio managers retain the flexibility to invest in non-U.S. dollar denominated securities.

The portfolio managers allocate the Portfolio’s investments among asset classes in response to changing market, economic, and political factors and events that the portfolio managers believe may affect the value of the Portfolio’s investments. Depending on market conditions, the Equity Component may range between approximately 10% and 65% of the Portfolio’s assets and the Fixed Income Component may range between approximately 0% and 90% of the Portfolio’s assets.

The portfolio managers may adjust the Portfolio’s exposure to the Equity Component and the Fixed Income Component in response to momentum and momentum reversion signals as part of efforts to mitigate downside risk in times of severe market stress and to increase the return potential in favorable markets. Momentum is the tendency of a performance trend to continue to move in the same direction. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. While the portfolio managers attempt to mitigate downside risk, there can be no assurance that the Portfolio will be successful in doing so.

As an additional risk management measure, under normal circumstances the Portfolio will seek to maintain a one year annualized volatility level at or below 12% over a market cycle. Volatility is a statistical measure of risk relating to the magnitude of up and down fluctuations in the value of a financial instrument or index over time and typically results from rapid price swings. A higher volatility level indicates more frequent or rapid up and down fluctuations in the values of the Portfolio’s investments relative to a lower volatility level. There can be no assurance that investment decisions made in seeking to manage Portfolio volatility will achieve the desired results. The Portfolio’s actual or realized volatility will be dependent on the market environment.

The portfolio managers also apply fundamental analysis to adjust the Portfolio’s exposure to the asset classes that exhibit the strongest return prospects.

The Portfolio may invest in securities of companies of any capitalization, including smaller capitalization companies. The Portfolio also may make investments intended to provide exposure to one or more securities indices, currencies, and real estate-related securities. The Portfolio also may invest in mortgage- and asset-backed securities.

The Portfolio may, at any time, invest in affiliated and unaffiliated funds and pooled investment vehicles.

In implementing its investment strategies, the Portfolio may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, currency forwards, and structured notes. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Principal Risks
The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

Market Risk:  The Portfolio will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Portfolio invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Portfolio to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

ETFs Risk:  The risks associated with investments in ETFs include market risks, risks associated with the performance of underlying investments made by the ETFs and potential liquidity risks of holding ETF shares. Shareholders will indirectly bear fees and expenses associated with the ETFs in which the Portfolio invests.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Issuer Risk:  The Portfolio will be affected by factors specific to the issuers of securities and other instruments in which the Portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Portfolio will be affected by the allocation determinations, investment decisions and techniques of the Portfolio’s management.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and may lower investment performance.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Please see “Summary of Principal Risks” in this Prospectus for a more detailed description of the Portfolio’s risks. It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Portfolio by showing changes in its total return from year to year and by comparing the Portfolio’s average annual total returns with those of a broad-based market index, a blend of broad-based market indices and a performance average of similar mutual funds. Performance shown does not reflect any charges or expenses imposed by an insurance company and if it did, performance would be lower. Past performance is not necessarily predictive of future performance.

Calendar Year Total Returns

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 01/01/2017–03/31/2017	3.98%
Lowest 10/01/2018–12/31/2018	-7.84%

Average Annual Total Returns (for periods ended 12/31/18)
Average Annual Returns - RCM Dynamic Multi-Asset Plus VIT Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RCM Dynamic Multi-Asset Plus VIT Portfolio	(6.28%)	0.89%	Apr. 27, 2015
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	(9.42%)	2.85%	Apr. 27, 2015
35% S&P 500/20% MSCI EAFE/5% MSCI EM/25% Bloomberg Barclays US Agg Gov’t/10% Bloomberg Barclays US Corp./5% JPM EMBI+ Index Average	(5.16%)	3.02%	Apr. 27, 2015
Lipper VIP Mixed-Asset Target Allocation Moderate Funds Average	(5.45%)	2.17%	Apr. 27, 2015